NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Mar. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 12, 2014	May 31, 2014
Entity incorporation date	Jan. 23, 2007
Common stock, shares					21,625,219
Percentage of Common stock,		41.00%			72.00%
common stock, shares outstanding					5,000,000
Common Stock Shares Issued	73,138,060	29,136,839	34,117,886	13,000,000		200,000
Converted common stock warrants	3,645,297
Converted common stock options	1,158,770
LMB [Member]
Common Stock Shares Issued	29,136,839
Converted common stock warrants	3,645,297
Converted common stock options	1,158,770
Cash	$ 255,748
Prepaid expenses	20,544
Property and equipment	5,085
Deposits	2,167
Identifiable intangible assets	19,400,000
Accounts payable	244,776
Accrued expenses	598,659
Accrued compensation	615,000
Accrued interest	23,862
Notes payable	772,970
Net assets acquired	17,428,277
Outstanding common stock options	19,015,073
Fair value of common stock issued	17,482,093
Fair value of warrants issued estimated	1,071,172
Fair value of vested options estimated	461,808
Goodwill	$ 1,586,796